DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
DERIVATIVE FINANCIAL INSTRUMENTS
Schedule of amounts recognized in (gain) loss on derivative financial instruments line item of consolidated statements of income

	Year Ended December 31,
	2024	2023
Premiums realized on written foreign exchange call options	$(1,735)	$(181)
Unrealized (gain) loss on warrants	(20,383)	11,198
Realized loss on currency and commodity derivatives	35,541	33,455
Unrealized loss (gain) on currency and commodity derivatives	142,396	(112,904)
Loss (gain) on derivative financial instruments	$155,819	$(68,432)